UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22747

ALPS SERIES TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

303.623.2577

(Registrant’s telephone number, including area code)

JoEllen L. Legg, Esq., Secretary

ALPS Series Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and address of agent for service)

Copy to:

Aisha Hunt, Esq.

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Date of fiscal year end: September 30

Date of reporting period: October 1, 2013 - December 31, 2013

Item 1. Schedule of Investments.

COGNIOS MARKET NEUTRAL LARGE CAP FUND

PORTFOLIO OF INVESTMENTS

December 31, 2013 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (121.92%)
Basic Materials (6.27%)
CF Industries Holdings, Inc.(a)	3,289	$766,469

Total Basic Materials		766,469

Communications (22.65%)
AT&T, Inc.(a)	7,131	250,726
Cablevision Systems Corp. - Class A(a)	42,810	767,583
DIRECTV(a)(b)	7,074	488,743
Harris Corp.(a)	7,241	505,494
Verizon Communications, Inc.(a)	5,063	248,796
Viacom, Inc.(a)	5,817	508,057

Total Communications		2,769,399

Consumer Cyclical (4.26%)
PulteGroup, Inc.(a)	13,369	272,326
Target Corp.(a)	3,918	247,892

Total Consumer Cyclical		520,218

Consumer Non-cyclical (17.72%)
ADT Corp.(a)	17,686	715,752
DaVita HealthCare Partners, Inc.(a)(b)	7,830	496,187
UnitedHealth Group, Inc.(a)	6,282	473,035
Western Union Co.(a)	27,901	481,292

Total Consumer Non-cyclical		2,166,266

Energy (14.03%)
Denbury Resources, Inc.(a)(b)	14,935	245,382
Diamond Offshore Drilling, Inc.(a)	7,764	441,927
Marathon Petroleum Corp.(a)	3,034	278,309
Murphy Oil Corp.(a)	3,872	251,215
Newfield Exploration Co.(a)(b)	8,935	220,069
Phillips 66	3,613	278,671

Total Energy		1,715,573

Industrials (11.81%)
Caterpillar, Inc.(a)	2,970	269,706
Jabil Circuit, Inc.(a)	12,309	214,669
L-3 Communications Holdings, Inc.(a)	4,508	481,725
Leggett & Platt, Inc.(a)	15,434	477,528

Total Industrials		1,443,628

Technology (39.01%)
Apple, Inc.(a)	838	470,210
Broadcom Corp. - Class A(a)	17,446	517,274
EMC Corp.(a)	19,514	490,777
First Solar, Inc.(a)(b)	4,197	229,324
Hewlett-Packard Co.(a)	9,180	256,856
Intel Corp.(a)	19,547	507,440
NetApp, Inc.(a)	11,327	465,993
Oracle Corp.(a)	13,221	505,835
Seagate Technology PLC(a)	9,475	532,116

	Shares	Value (Note 2)
Technology (continued)
Western Digital Corp.(a)	6,235	$523,117
Xerox Corp.(a)	22,127	269,286

Total Technology		4,768,228

Utilities (6.17%)
AES Corp.(a)	17,273	250,631
CMS Energy Corp.(a)	9,429	252,414
Edison International(a)	5,433	251,548

Total Utilities		754,593

TOTAL COMMON STOCKS (Cost $13,584,663)		14,904,374

	7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.08%)
Money Market Fund (0.08%)
Daily Income Fund - U.S. Treasury Portfolio - Fiduciary Class	0.00000	(c)%	9,449	9,449

TOTAL SHORT TERM INVESTMENTS (Cost $9,449)				9,449

TOTAL INVESTMENTS (122.00%) (Cost $13,594,112)				14,913,823

SECURITIES SOLD SHORT (-86.32%) (Proceeds $9,233,505)				(10,551,963)

Other Assets In Excess Of Liabilities (64.32%)				7,862,504	(d)

NET ASSETS (100.00%)				$12,224,364

	Shares	Value (Note 2)
SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCKS (-86.32%)
Basic Materials (-11.99%)
Air Products & Chemicals, Inc.	(1,806)	$(201,875)
Alcoa, Inc.	(17,244)	(183,304)
Allegheny Technologies, Inc.	(1,808)	(64,419)
Cliffs Natural Resources, Inc.	(2,402)	(62,956)
EI du Pont de Nemours & Co.	(8,746)	(568,228)
MeadWestvaco Corp.	(3,278)	(121,056)
Nucor Corp.	(2,721)	(145,247)
United States Steel Corp.	(4,016)	(118,472)

Total Basic Materials		(1,465,557)

Communications (-9.41%)
CBS Corp. - Class B	(4,097)	(261,143)
Interpublic Group of Cos., Inc.	(7,011)	(124,095)
JDS Uniphase Corp.	(8,868)	(115,107)
Motorola Solutions, Inc.	(4,171)	(281,542)
News Corp. - Class A	(6,587)	(118,698)

	Shares	Value (Note 2)
Communications (continued)
Twenty-First Century Fox, Inc. - Class A	(7,109)	$(250,094)

Total Communications		(1,150,679)

Consumer Cyclical (-10.67%)
CarMax, Inc.	(3,601)	(169,319)
Carnival Corp.	(4,482)	(180,042)
Ford Motor Co.	(17,585)	(271,337)
Goodyear Tire & Rubber Co.	(2,699)	(64,371)
Harman International Industries, Inc.	(1,344)	(110,006)
JC Penney Co., Inc.	(10,565)	(96,670)
Lennar Corp. - Class A	(3,122)	(123,506)
PVH Corp.	(697)	(94,806)
Tiffany & Co.	(1,095)	(101,594)
Whirlpool Corp.	(594)	(93,175)

Total Consumer Cyclical		(1,304,826)

Consumer Non-cyclical (-3.96%)
Avon Products, Inc.	(7,078)	(121,883)
Beam, Inc.	(2,629)	(178,930)
Boston Scientific Corp.	(11,416)	(137,220)
Tenet Healthcare Corp.	(1,103)	(46,458)

Total Consumer Non-cyclical		(484,491)

Diversified (-0.10%)
Leucadia National Corp.	(420)	(11,903)

Total Diversified		(11,903)

Energy (-12.47%)
Baker Hughes, Inc.	(3,356)	(185,453)
Cameron International Corp.	(1,801)	(107,213)
Chesapeake Energy Corp.	(5,036)	(136,677)
CONSOL Energy, Inc.	(3,691)	(140,406)
FMC Technologies, Inc.	(3,815)	(199,181)
Nabors Industries, Ltd.	(3,630)	(61,674)
National Oilwell Varco, Inc.	(3,242)	(257,836)
Noble Corp. PLC	(1,919)	(71,905)
Peabody Energy Corp.	(2,615)	(51,071)
Rowan Cos. PLC - Class A	(1,679)	(59,369)
Transocean Ltd.	(2,731)	(134,966)
WPX Energy, Inc.	(5,791)	(118,021)

Total Energy		(1,523,772)

Financials (-13.48%)
Allstate Corp.	(514)	(28,034)
American International Group, Inc.	(1,665)	(84,998)
Ameriprise Financial, Inc.	(208)	(23,930)
Assurant, Inc.	(67)	(4,447)
AvalonBay Communities, Inc. - REIT	(149)	(17,616)
Bank of America Corp.	(12,147)	(189,129)
Bank of New York Mellon Corp.	(1,299)	(45,387)
BB&T Corp.	(797)	(29,744)
BlackRock, Inc.	(189)	(59,813)
Charles Schwab Corp.	(1,458)	(37,908)
Citigroup, Inc.	(3,429)	(178,685)
CME Group, Inc.	(379)	(29,736)
Comerica, Inc.	(213)	(10,126)

	Shares	Value (Note 2)
Financials (continued)
E*Trade Financial Corp.	(251)	$(4,930)
Fifth Third Bancorp	(980)	(20,609)
Genworth Financial, Inc. - Class A	(431)	(6,693)
Goldman Sachs Group, Inc.	(512)	(90,757)
Hartford Financial Services Group, Inc.	(524)	(18,985)
Hudson City Bancorp, Inc.	(597)	(5,630)
Huntington Bancshares, Inc.	(733)	(7,074)
IntercontinentalExchange Group, Inc.	(130)	(29,240)
KeyCorp	(1,014)	(13,608)
Lincoln National Corp.	(305)	(15,744)
Loews Corp.	(403)	(19,441)
Macerich Co. - REIT	(162)	(9,540)
Morgan Stanley	(2,206)	(69,180)
PNC Financial Services Group, Inc.	(602)	(46,703)
Principal Financial Group, Inc.	(339)	(16,716)
Prologis, Inc. - REIT	(519)	(19,177)
Prudential Financial, Inc.	(521)	(48,047)
Regions Financial Corp.	(1,607)	(15,893)
SLM Corp.	(502)	(13,193)
State Street Corp.	(496)	(36,401)
SunTrust Banks, Inc.	(559)	(20,577)
Unum Group	(304)	(10,664)
US Bancorp	(2,065)	(83,426)
Wells Fargo & Co.	(5,956)	(270,402)
XL Group PLC	(330)	(10,507)
Zions Bancorporation	(161)	(4,824)

Total Financials		(1,647,514)

Industrials (-15.45%)
Agilent Technologies, Inc.	(2,828)	(161,733)
Deere & Co.	(2,899)	(264,766)
Eaton Corp. PLC	(3,275)	(249,293)
General Electric Co.	(11,207)	(314,132)
Owens-Illinois, Inc.	(1,820)	(65,120)
Pall Corp.	(947)	(80,826)
Ryder System, Inc.	(860)	(63,451)
Stanley Black & Decker, Inc.	(2,853)	(230,209)
Textron, Inc.	(4,533)	(166,633)
Tyco International Ltd.	(3,978)	(163,257)
Vulcan Materials Co.	(2,177)	(129,357)

Total Industrials		(1,888,777)

Technology (-8.79%)
Applied Materials, Inc.	(10,295)	(182,118)
Computer Sciences Corp.	(2,401)	(134,168)
Lam Research Corp.	(1,388)	(75,577)
LSI Corp.	(5,718)	(63,012)
Micron Technology, Inc.	(16,958)	(369,006)

	Shares	Value (Note 2)
Technology (continued)
Salesforce.com, Inc.	(4,540)	$(250,563)

Total Technology		(1,074,444)

TOTAL COMMON STOCKS (Proceeds $9,233,505)		(10,551,963)

TOTAL SECURITIES SOLD SHORT (-86.32%) (Proceeds $9,233,505)		$(10,551,963)

(a)	Security, or a portion of security, is being held as collateral for short sales. As of December 31, 2013, the aggregate market value of those securities was $8,200,545, which represents approximately 67.08% of net assets.
(b)	Non-income producing security.
(c)	Less than 0.005%.
(d)	Includes segregated cash that is being held as collateral for securities sold short.

Common Abbreviations:

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

See Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

December 31, 2013 (Unaudited)

1. ORGANIZATION

The ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2013, the Trust has six registered funds. This quarterly report describes the Cognios Market Neutral Large Cap Fund (the “Fund”). The Fund seeks long-term growth of capital independent of stock market direction. The Fund currently offers Investor Class shares and Institutional Class shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. Institutional Class shares are offered directly, via the Fund’s transfer agent, and through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments and financial advisors). The Trust has an unlimited number of shares with no par value per share. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.

Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the fair value committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$14,904,374	$—	$—	$14,904,374

Short Term Investments	9,449	—	—	9,449

Total	$14,913,823	$—	$—	$14,913,823

Other Financial Instruments
Liabilities
Securities Sold Short(a)	$(10,551,963)	$—	$—	$(10,551,963)

Total	$(10,551,963)	$—	$—	$(10,551,963)

(a)	For detailed descriptions of sectors, see the accompanying Portfolio of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the period ended December 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Short Sales: The Fund may sell securities short. To do this, the Adviser will borrow and then sell (take short positions in) equity securities of U.S. companies that the Adviser believes are likely to underperform the long positions over time. To complete such a transaction, the Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. To mitigate leverage risk, the Fund will segregate liquid assets (which may include its long positions) at least equal to its short position exposure, marked-to-market daily. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term. As of December 31, 2013, the Fund held securities sold short with a fair value of $10,551,963.

Unrealized Appreciation and Depreciation on Investments: As of December 31, 2013, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Gross appreciation (excess of value over tax cost)	$1,491,135
Gross depreciation (excess of tax cost over value)	(305,187)
Net unrealized appreciation	$1,185,948

Cost of investments for income tax purposes	$13,727,875

3. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08, Financial Services-Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The FASB standard identifies characteristics a company must assess to determine whether it is considered an investment company for financial reporting purposes. This ASU is effective for fiscal years beginning after December 15, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

CRYSTAL STRATEGY ABSOLUTE INCOME FUND

PORTFOLIO OF INVESTMENTS

December 31, 2013 (UNAUDITED)

	Shares	Value (Note 2)
COMMON STOCKS (24.28%)
Energy (2.96%)
BP PLC - Sponsored ADR	10	$486
ConocoPhillips	7	495
Royal Dutch Shell PLC - ADR	7	499

Total Energy		1,480

Financials (15.90%)
Apollo Investment Corp.	44	373
Colony Financial, Inc.	70	1,420
Downey Financial Corp.	96	2,025
Fifth Street Finance Corp.	49	453
NorthStar Realty Finance Corp. - REIT	138	1,856
Starwood Property Trust, Inc. - REIT	66	1,828

Total Financials		7,955

Industrials (3.44%)
TAL International Group, Inc.	30	1,720

Total Industrials		1,720

Insurance (1.98%)
Zurich Insurance Group AG - ADR	34	992

Total Insurance		992

TOTAL COMMON STOCKS (Cost $12,125)		12,147

EXCHANGE-TRADED FUNDS (36.80%)
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	46	4,893
PowerShares® Global Listed Private Equity Portfolio	166	2,009
ProShares® Short 20+ Year Treasury(a)	53	1,743
ProShares® Short MSCI Emerging Markets(a)	56	1,473
ProShares® Short Real Estate(a)	94	2,496
ProShares® Short Russell2000®(a)	118	1,992
SPDR® S&P® International Dividend ETF	39	1,850
Vanguard Dividend Appreciation ETF	26	1,956

TOTAL EXCHANGE-TRADED FUNDS (Cost $18,411)		18,412

	Shares	Value (Note 2)
EXCHANGE-TRADED NOTES (2.87%)
JPMorgan Alerian MLP Index ETN	31	$1,437

TOTAL EXCHANGE-TRADED NOTES (Cost $1,439)		1,437

MASTER LIMITED PARTNERSHIPS (1.42%)
Carlyle Group LP	3	107
KKR & Co. LP	15	365
Oaktree Capital Group LLC	4	235

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $700)		707

OPEN-END MUTUAL FUNDS (16.48%)
DoubleLine Total Return Bond Fund	765	8,246

TOTAL OPEN-END MUTUAL FUNDS (Cost $8,246)		8,246

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (99.95%)
Fidelity Institutional Money Market Portfolio	0.03777%	50,000	50,000

TOTAL SHORT TERM INVESTMENTS (Cost $50,000)			50,000

TOTAL INVESTMENTS (181.80%) (Cost $90,921)			$90,949

Liabilities In Excess Of Other Assets (-81.80%)			(40,921)

NET ASSETS (100.00%)			$50,028

(a)	Non-Income Producing Security.

Common Abbreviations:

ADR	- American Depositary Receipt.
AG	- Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ETF	- Exchange-Traded Fund.
ETN	- Exchange-Traded Note.
LLC	- Limited Liability Company.
LP	- Limited Partnership.
MLP	- Master Limited Partnership.
MSCI	- Morgan Stanley Capital International.
PLC	- Public Limited Company.
REIT	- Real Estate Investment Trust.

S&P	- Standard & Poor’s.
SPDR	- Standard & Poor’s Depository Receipts.

See Notes to Quarterly Portfolio of Investments.

CRYSTAL STRATEGY ABSOLUTE RETURN FUND

PORTFOLIO OF INVESTMENTS

December 31, 2013 (UNAUDITED)

	Shares	Value (Note 2)
COMMON STOCKS (3.06%)
Consumer Non-cyclical (0.53%)
Odyssey Marine Exploration, Inc.(a)	595	$1,202

Total Consumer Non-cyclical		1,202

Energy (0.31%)
Phillips 66	9	694

Total Energy		694

Financials (1.01%)
Huntington Bancshares, Inc.	107	1,032
Radian Group, Inc.	35	494
Starwood Property Trust, Inc. - REIT	27	748

Total Financials		2,274

Industrials (0.71%)
General Electric Co.	57	1,598

Total Industrials		1,598

Technology (0.50%)
Microsoft Corp.	27	1,011
Unisys Corp.(a)	3	101

Total Technology		1,112

TOTAL COMMON STOCKS (Cost $6,911)		6,880

CLOSED-END MUTUAL FUNDS (0.44%)
Morgan Stanley China - Class A	42	1,000

TOTAL CLOSED-END MUTUAL FUNDS (Cost $998)		1,000

	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS (9.44%)
Global X Guru Index ETF	33	$845
Guggenheim Insider Sentiment ETF	24	1,125
Guggenheim Raymond James SB-1 Equity ETF	36	1,207
Guggenheim Spin-Off ETF	29	1,305
iShares® MSCI Europe Financials ETF	62	1,557
iShares® MSCI Frontier 100 ETF	29	979
iShares® MSCI Germany ETF	28	889
iShares® Russell 1000® Growth ETF	12	1,031
Market Vectors® Semiconductor	24	1,018
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	6	638
PowerShares® Buyback Achievers Portfolio	21	905
PowerShares® Global Listed Private Equity Portfolio	166	2,009
ProShares® Short 20+ Year Treasury(a)	30	987
ProShares® Short 7-10 Year Treasury(a)	14	475
ProShares® Short Russell2000®(a)	296	4,997
WisdomTree® Japan Hedged Equity Fund	25	1,271

TOTAL EXCHANGE-TRADED FUNDS (Cost $21,215)		21,238

EXCHANGE-TRADED NOTES (0.81%)
Credit Suisse MLP Equal Weight Index ETN	19	597
iPath® PureBeta Cocoa ETN(a)	12	479
PowerShares® DB Gold Short ETN(a)	47	739

TOTAL EXCHANGE-TRADED NOTES (Cost $1,811)		1,815

MASTER LIMITED PARTNERSHIPS (0.62%)
Apollo Global Management LLC - Class A	11	348
Blackstone Group LP	11	347
Carlyle Group LP	3	107
KKR & Co. LP	15	365
Oaktree Capital Group LLC	4	235

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,396)		1,402

	Shares	Value (Note 2)
OPEN-END MUTUAL FUNDS (2.90%)
Absolute Opportunities Fund(a)	44	$492
Aston/River Road Long-Short Fund	65	776
Bogle Investment Management Small Cap Growth Fund	44	1,536
DoubleLine Total Return Bond Fund	161	1,736
MainStay Marketfield Fund	54	998
William Blair Macro Allocation Fund	79	988

TOTAL OPEN-END MUTUAL FUNDS (Cost $6,526)		6,526

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (22.22%)
Fidelity Institutional Money Market Portfolio	0.03777%	50,000	50,000

TOTAL SHORT TERM INVESTMENTS (Cost $50,000)			50,000

TOTAL INVESTMENTS (39.49%) (Cost $88,857)			$88,861

Other Assets In Excess Of Liabilities (60.51%)			136,143

NET ASSETS (100.00%)			$225,004

(a)	Non-Income Producing Security.

Common Abbreviations:

ETF - Exchange-Traded Fund.

ETN - Exchange-Traded Note.

LLC - Limited Liability Company.

LP - Limited Partnership.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

REIT - Real Estate Investment Trust.

See Notes to Quarterly Portfolio of Investments.

CRYSTAL STRATEGY LEVERAGED ALTERNATIVE FUND

PORTFOLIO OF INVESTMENTS

December 31, 2013 (UNAUDITED)

	Shares	Value (Note 2)
COMMON STOCKS (8.11%)
Consumer Non-cyclical (1.44%)
Odyssey Marine Exploration, Inc.(a)	711	$1,436

Total Consumer Non-cyclical		1,436

Energy (0.85%)
Phillips 66	11	848

Total Energy		848

Financials (2.61%)
Huntington Bancshares, Inc.	128	1,235
Radian Group, Inc.	39	551
Starwood Property Trust, Inc. - REIT	30	831

Total Financials		2,617

Industrials (1.91%)
General Electric Co.	68	1,906

Total Industrials		1,906

Technology (1.30%)
Microsoft Corp.	32	1,198
Unisys Corp.(a)	3	101

Total Technology		1,299

TOTAL COMMON STOCKS (Cost $8,143)		8,106

CLOSED-END MUTUAL FUNDS (1.14%)
Morgan Stanley China - Class A	48	1,143

TOTAL CLOSED-END MUTUAL FUNDS (Cost $1,140)		1,143

	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS (24.14%)
Global X Guru Index ETF	40	$1,024
Guggenheim Insider Sentiment ETF	29	1,360
Guggenheim Raymond James SB-1 Equity ETF	43	1,442
Guggenheim Spin-Off ETF	35	1,575
iShares® MSCI Europe Financials ETF	71	1,784
iShares® MSCI Frontier 100 ETF	34	1,147
iShares® MSCI Germany ETF	32	1,016
iShares® Russell 1000® Growth ETF	14	1,203
Market Vectors® Semiconductor	29	1,231
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	7	745
PowerShares® Buyback Achievers Portfolio	26	1,120
PowerShares® Global Listed Private Equity Portfolio	190	2,299
ProShares® Short 20+ Year Treasury(a)	35	1,151
ProShares® Short 7-10 Year Treasury(a)	17	577
ProShares® Short Russell2000®(a)	296	4,997
WisdomTree® Japan Hedged Equity Fund	29	1,474

TOTAL EXCHANGE-TRADED FUNDS (Cost $24,119)		24,145

EXCHANGE-TRADED NOTES (2.07%)
Credit Suisse MLP Equal Weight Index ETN	21	660
iPath® PureBeta Cocoa ETN(a)	14	558
PowerShares® DB Gold Short ETN(a)	54	849

TOTAL EXCHANGE-TRADED NOTES (Cost $2,063)		2,067

MASTER LIMITED PARTNERSHIPS (1.61%)
Apollo Global Management LLC - Class A	13	411
Blackstone Group LP	13	410
Carlyle Group LP	4	142
KKR & Co. LP	17	414
Oaktree Capital Group LLC	4	235

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,606)		1,612

	Shares	Value (Note 2)
OPEN-END MUTUAL FUNDS (7.57%)
Absolute Opportunities Fund(a)	51	$570
Aston/River Road Long-Short Fund	75	895
Bogle Investment Management Small Cap Growth Fund	53	1,850
DoubleLine Total Return Bond Fund	184	1,986
MainStay Marketfield Fund	61	1,128
William Blair Macro Allocation Fund	91	1,138

TOTAL OPEN-END MUTUAL FUNDS (Cost $7,567)		7,567

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (50.00%)
Fidelity Institutional Money Market Portfolio	0.03777%	50,000	50,000

TOTAL SHORT TERM INVESTMENTS (Cost $50,000)			50,000

TOTAL INVESTMENTS (94.64%) (Cost $94,638)			$94,640

Other Assets In Excess Of Liabilities (5.36%)			5,361

NET ASSETS (100.00%)			$100,001

(a)	Non-Income Producing Security.

Common Abbreviations:

ETF - Exchange-Traded Fund.

ETN - Exchange-Traded Note.

LLC - Limited Liability Company.

LP - Limited Partnership.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

REIT - Real Estate Investment Trust.

See Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

December 31, 2013 (Unaudited)

1. ORGANIZATION

The ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2013, the Trust had six registered funds. This quarterly report describes the Crystal Strategy Absolute Income Fund, the Crystal Strategy Absolute Return Fund and the Crystal Strategy Leveraged Alternative Fund (individually a “Fund” and collectively, the “Funds”). The Crystal Strategy Absolute Income Fund seeks to provide current income and downside protection to conventional equity markets, with absolute (positive) returns over full market cycles as a secondary objective. The Crystal Strategy Absolute Return Fund seeks to provide positive (absolute) return over full market cycles. The Crystal Strategy Leveraged Alternative Fund seeks to provide long-term positive absolute return with reduced correlation to conventional equity markets as a secondary objective. The Funds currently offer Class A shares, Class I Shares and Class R shares. Each share class of the Funds represents an investment in the same portfolio of securities, but each share class has its own expense structures. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Trust has an unlimited number of shares with no par value per share. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

As newly organized entities, the Funds have little operating history. The Funds did not have any operations before December 31, 2013.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker dealers that make a market in the security. Short term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

When such prices or quotations are not available, or when the fair value committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2013:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Crystal Strategy Absolute Income Fund
Common Stocks(a)	$12,147	$—	$—	$12,147
Exchanged-Traded Notes	1,437	—	—	1,437
Exchange-Traded Funds	18,412	—	—	18,412
Master Limited Partnerships	707	—	—	707
Open-End Mutual Funds	8,246	—	—	8,246
Short Term Investments	50,000	—	—	50,000

TOTAL	$90,949	$—	$—	$90,949

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Crystal Strategy Absolute Return Fund
Common Stocks(a)	$6,880	$—	$—	$6,880
Closed-End Mutual Funds	1,000	—	—	1,000
Exchange-Traded Funds	21,238	—	—	21,238
Exchange-Traded Notes	1,815	—	—	1,815
Master Limited Partnerships	1,402	—	—	1,402
Open-End Mutual Funds	6,526	—	—	6,526
Short Term Investments	50,000	—	—	50,000

TOTAL	$88,861	$—	$—	$88,861

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Crystal Strategy Leveraged Alternative Fund
Common Stocks(a)	$8,106	$—	$—	$8,106
Closed-End Mutual Funds	1,143	—	—	1,143
Exchange-Traded Funds	24,145	—	—	24,145
Exchange-Traded Notes	2,067	—	—	2,067
Master Limited Partnerships	1,612	—	—	1,612
Open-End Mutual Funds	7,567	—	—	7,567
Short Term Investments	50,000	—	—	50,000

TOTAL	$94,640	$—	$—	$94,640

(a)	For detailed descriptions of sectors, see the accompanying Portfolio of Investments.

The Funds recognize transfers between levels as of the end of the period. For the period ended December 31, 2013, the Funds did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Master Limited Partnerships (“MLPs”): Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of units of MLPs have more limited control rights and limited rights to vote on matters affecting the MLP as compared to holders of stock of a corporation. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.

Unrealized Appreciation and Depreciation on Investments: As of December 31, 2013, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Crystal Strategy Absolute Income Fund	$62	$(34)	$28	$90,921
Crystal Strategy Absolute Return Fund	55	(51)	4	88,857
Crystal Strategy Leveraged Alternative Fund	63	(61)	2	94,638

4. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08, Financial Services-Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The FASB standard identifies characteristics a company must assess to determine whether it is considered an investment company for financial reporting purposes. This ASU is effective for fiscal years beginning after December 15, 2013. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

GKE ASIAN OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS

December 31, 2013 (UNAUDITED)

	Shares	Value (Note 2)
COMMON STOCKS (81.05%)
BASIC MATERIALS (3.25%)
Iron & Steel (0.76%)
Angang Steel Co. Ltd.(a)	120,000	$89,138

Mining (2.49%)
BHP Billiton Ltd.	3,357	113,873
Rio Tinto Ltd.	2,948	179,468

		293,341

TOTAL BASIC MATERIALS		382,479

CONSUMER, CYCLICAL (18.60%)
Auto Manufacturers (8.07%)
Honda Motor Co. Ltd.	5,500	226,142
Hyundai Motor Co.	1,229	275,413
Kia Motors Corp.	2,434	129,386
Toyota Motor Corp.	5,200	317,007

		947,948

Auto Parts & Equipment (0.39%)
Bridgestone Corp.	1,200	45,352

Distribution & Wholesale (0.01%)
GS Retail Co. Ltd.	50	1,327

Entertainment (0.83%)
Genting Singapore PLC	82,000	97,143

Home Builders (0.29%)
Iida Group Holdings Co. Ltd.(a)	1,700	33,932

Home Furnishings (3.71%)
Panasonic Corp.	37,500	435,856

Lodging (0.71%)
Kangwon Land, Inc.	2,860	83,875

Retail (4.59%)
David Jones Ltd.	36,465	98,330
GOME Electrical Appliances Holding Ltd.	1,132,000	208,756
Puregold Price Club, Inc.	271,200	231,589

		538,675

TOTAL CONSUMER, CYCLICAL		2,184,108

CONSUMER, NON-CYCLICAL (2.07%)
Commercial Services (1.09%)
Brambles Ltd.	14,347	117,215
Recall Holdings Ltd.(a)	2,869	10,402

		127,617

	Shares	Value (Note 2)
CONSUMER, NON-CYCLICAL (continued)
Food (0.98%)
Seven & I Holdings Co. Ltd.	2,900	$115,108

TOTAL CONSUMER, NON-CYCLICAL		242,725

DIVERSIFIED (5.09%)
Holding Companies - Diversified (5.09%)
Hutchison Whampoa Ltd.	44,000	598,068

TOTAL DIVERSIFIED		598,068

ENERGY (4.47%)
Oil & Gas (2.26%)
China Petroleum & Chemical Corp.	158,000	128,979
Thai Oil PCL - NVDR	79,400	135,918

		264,897

Oil & Gas Services (2.21%)
Sinopec Engineering Group Co. Ltd.	173,500	259,546

TOTAL ENERGY		524,443

FINANCIAL (26.94%)
Banks (16.20%)
Agricultural Bank of China Ltd.	833,000	409,287
BDO Unibank, Inc.	137,710	212,852
China Construction Bank Corp.	488,000	368,157
Metropolitan Bank & Trust	89,220	151,875
Mitsubishi UFJ Financial Group, Inc.	38,000	250,423
Sumitomo Mitsui Financial Group, Inc.	4,900	252,189
Sumitomo Mitsui Trust Holdings, Inc.	49,000	257,771

		1,902,554

Diversified Financial Services (1.93%)
Daiwa Securities Group, Inc.	9,000	89,735
ORIX Corp.	7,800	136,802

		226,537

Insurance (2.29%)
The Dai-ichi Life Insurance Co. Ltd.	1,400	23,358
Ping An Insurance Group Co. of China Ltd.	20,000	179,126
T&D Holdings, Inc.	1,700	23,714
Tokio Marine Holdings, Inc.	1,300	43,390

		269,588

Private Equity (0.32%)
Jafco Co. Ltd.	700	38,021

	Shares	Value (Note 2)
FINANCIAL (continued)
Real Estate (6.20%)
Ayala Land, Inc.	71,400	$39,816
China Resources Land Ltd.	18,000	44,615
Country Garden Holdings Co. Ltd.	319,000	192,528
Megaworld Corp.	4,505,000	328,873
Mitsui Fudosan Co. Ltd.	2,000	71,883
Shimao Property Holdings Ltd.	22,000	50,558

		728,273

TOTAL FINANCIAL		3,164,973

INDUSTRIAL (8.63%)
Building Materials (1.29%)
Anhui Conch Cement Co. Ltd.	41,000	152,012

Electrical Components & Equipment (0.58%)
Zhuzhou CSR Times Electric Co. Ltd.	19,000	68,362

Electronics (1.09%)
Omron Corp.	2,900	127,913

Engineering & Construction (0.84%)
Cheung Kong Infrastructure Holdings Ltd.	10,000	63,126
Daelim Industrial Co. Ltd.	400	35,666

		98,792

Hand & Machine Tools (3.31%)
Techtronic Industries Co.	137,000	388,688

Machinery - Construction & Mining (0.53%)
Mitsubishi Electric Corp.	5,000	62,672

Shipbuilding (0.99%)
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,490	115,744

TOTAL INDUSTRIAL		1,014,183

TECHNOLOGY (6.35%)
Computers (3.25%)
Lenovo Group Ltd.	314,000	381,855

Semiconductors (3.10%)
Samsung Electronics Co. Ltd.	280	364,012

TOTAL TECHNOLOGY		745,867

UTILITIES (5.65%)
Electric (2.01%)
Huadian Fuxin Energy Corp. Ltd.	222,000	87,892
Manila Electric Co.	26,190	148,114

		236,006

	Shares	Value (Note 2)
UTILITIES (continued)
Water (3.64%)
Guangdong Investment Ltd.	438,000	$428,155

TOTAL UTILITIES		664,161

TOTAL COMMON STOCKS (Cost $9,407,839)		9,521,007

PARTICIPATION NOTES (6.84%)
FINANCIAL (1.57%)
Insurance (0.62%)
China Life Insurance, (Loan Participation Notes issued by Citigroup Global Markets Holdings Inc.), expiring 01/20/2015	72,000	72,958

Real Estate (0.95%)
DLF Limited, (Loan Participation Notes issued by Citigroup Global Markets Holdings Inc.), expiring 02/28/2014	41,550	111,978

TOTAL FINANCIAL		184,936

INDUSTRIAL (2.38%)
Engineering & Construction (2.38%)
Jaiprakash Associate, (Loan Participation Notes issued by Citigroup Global Markets Holdings Inc.), expiring 02/27/2015	136,554	120,206
Larsen & Toubro Ltd., (Loan Participation Notes issued by Citigroup Global Markets Holdings Inc.), expiring 02/27/2015	9,260	160,222

		280,428

TOTAL INDUSTRIAL		280,428

TECHNOLOGY (2.89%)
Computers (1.53%)
Tata Consultancy Services, (Loan Participation Notes issued by Citigroup Global Markets Holdings Inc.), expiring 02/27/2015	5,107	179,333

Semiconductors (1.36%)
Taiwan Semiconductor, (Loan Participation Notes issued by Citigroup Global Markets Holdings Inc.), expiring 01/17/2017	45,000	159,293

TOTAL TECHNOLOGY		338,626

TOTAL PARTICIPATION NOTES (Cost $754,874)		803,990

	Currency	Principal Amount	Value (Note 2)
CORPORATE BONDS (1.40%)
Agricultural Development Bank of China 3.350% 06/22/2017	HKD	1,000,000	$165,055

TOTAL CORPORATE BONDS (Cost $163,070)			165,055

GOVERNMENT BONDS (3.45%)
Singapore Government Bond 2.750% 07/01/2023	SGD	500,000	404,956

TOTAL GOVERNMENT BONDS (Cost $396,373)			404,956

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (4.22%)
Blackrock Liquidity Temporary Fund, Investor Class	0.053191%	496,188	496,188

TOTAL SHORT TERM INVESTMENTS (Cost $496,188)			496,188

TOTAL INVESTMENTS (96.96%) (Cost $11,218,344)			$11,391,196
Other Assets In Excess Of Liabilities (3.04%)			357,238	(b)

NET ASSETS (100.00%)			$11,748,434

(a)	Non-Income Producing Security.
(b)	Includes cash which is being held as collateral for futures contracts.

Common Abbreviations:

Ltd. - Limited.

PCL - Public Company Limited.

PLC - Public Limited Company.

NVDR - Non-Voting Depository Receipt.

Currency Abbreviations:

HKD - Hong Kong Dollar

JPY - Japanese Yen

SGD - Singapore Dollar

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Foreign Currency	Contracted Amount*	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation
JPY	49,000,000	Sale	01/06/2014	$465,308	$10,412
JPY	15,000,000	Sale	01/09/2014	142,443	4,587
JPY	42,000,000	Sale	01/16/2014	398,853	9,827
JPY	68,000,000	Sale	01/21/2014	645,779	15,734
JPY	88,000,000	Sale	01/24/2014	835,726	11,038
JPY	52,500,000	Sale	02/06/2014	498,618	1,763

					$53,361

*	The contracted amount is stated in the currency in which the security is denominated.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value (Note 2)	Unrealized Appreciation/ (Depreciation)
Hang Seng China Futures	Long	3	01/30/14	$209,555	$(4,057)
Nikkei 225	Long	2	03/14/14	154,354	6,819

				$363,909	$2,762

Notes to Quarterly Portfolio of Investments

December 31, 2013 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2013, the Trust had six registered funds. This quarterly report describes the GKE Asian Opportunities Fund (the “Fund”). The Fund commenced operations on August 5, 2013. The Fund seeks to achieve capital appreciation through asset allocation among equities, currencies and bonds of the Asia-Pacific region. The Fund currently offers Institutional Class shares. Institutional Class shares are offered directly, via the Fund’s transfer agent, and through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments and financial advisors). The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of the financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Fund will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker dealers that make a market in the security. Short term debt obligations that will mature in 60 days or less are valued at amortized cost; unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity.

Forward foreign currency contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the fair value committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$9,521,007	$—	$—	$9,521,007
Participation Notes	—	803,990	—	803,990
Corporate Bonds	—	165,055	—	165,055
Government Bonds	—	404,956	—	404,956
Short Term Investments	496,188	—	—	496,188

TOTAL	$10,017,195	$1,374,001	$—	$11,391,196

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts**	$—	$53,361	$—	$53,361
Futures Contracts**	2,762	—	—	2,762

TOTAL	$2,762	$53,361	$—	$56,123

*	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.
**	Forward foreign currency contracts and futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date

The Fund recognizes transfers between levels as of the end of the period. For the period ended December 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Exchange Transactions: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Unrealized Appreciation and Depreciation on Investments: As of December 31, 2013, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

Gross appreciation (excess of value over tax cost)	$484,913
Gross depreciation (excess of tax cost over value)	(317,766)
Net unrealized appreciation	$167,147

Cost of investments for income tax purposes	$11,224,049

3. DERIVATIVE INSTRUMENTS

The Fund’s investment objective permits the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency contracts, currency swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand.

Forward Foreign Currency Contracts: The Fund invests in foreign currency exchange contracts to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. As of December 31, 2013, the Fund held forward foreign currency contracts with net unrealized appreciation of $53,361.

Futures: The Fund may invest in futures contracts in accordance with its investment objectives. The Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of December 31, 2013, the Fund had futures contracts outstanding with net unrealized depreciation of $2,762. The number of futures contracts held at

December 31, 2013, as disclosed in the Portfolio of Investments, is representative of futures contracts activity during the period ended December 31, 2013.

4. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08, Financial Services-Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The FASB standard identifies characteristics a company must assess to determine whether it is considered an investment company for financial reporting purposes. This ASU is effective for fiscal years beginning after December 15, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

INSIGNIA MACRO FUND

PORTFOLIO OF INVESTMENTS

December 31, 2013 (UNAUDITED)

Value
TOTAL INVESTMENTS (0.00%) (Cost $0)	$0
Other Assets In Excess Of Liabilities (100.00%)	200

NET ASSETS (100.00%)	$200

See Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

December 31, 2013 (Unaudited)

1. ORGANIZATION

The ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2013, the Trust had six registered funds. This quarterly report describes the Insignia Macro Fund (the “Fund”). The Fund seeks long-term risk-adjusted total return. The Fund currently offers Class A shares and Class I Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Trust has an unlimited number of shares with no par value per share. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

As a newly organized entity, the Fund has little operating history. The Fund does not have any operations before December 31, 2013.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS SERIES TRUST

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	February 27, 2014

By:	/s/ Kimberly Storms
Kimberly Storms
Treasurer (Principal Financial Officer)

Date:	February 27, 2014